Condensed financial information of the parent company - Condensed Statement of Comprehensive Income (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Statements
Foreign currency translation adjustments, net of tax | ¥		¥ 0		¥ 0		¥ 0
Parent Company
Statements
Foreign currency translation adjustments, net of tax | $	$ 0		$ 0		$ 0